Leasing arrangements - leasee - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 TWD ($)
Statement [line items]
Additions to right of use asset	$ 11,183
Payments of lease liabilities	$ 273,709
Top of range [member]
Statement [line items]
Lease term	30 years
Bottom of range [member]
Statement [line items]
Lease term	2 years